Patent Finance Obligation - Additional Information (Detail) (USD $)			12 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Patent Rights Finance Obligation, Due June 18, 2023 [Member]	Dec. 31, 2013 Patent Acquired on January 27, 2011 [Member]	Jun. 18, 2013 Patent Acquired on June 18, 2013 [Member]	Dec. 31, 2013 Patent Acquired on June 18, 2013 [Member]	Jun. 18, 2013 Revolving Debt [Member]	Sep. 13, 2013 Patent Acquired on September 13, 2013 [Member]	Dec. 31, 2013 Patent Acquired on September 13, 2013 [Member]	Sep. 13, 2013 Patent Acquired on September 13, 2013 [Member] Secured Term Debt [Member]
Debt Instrument [Line Items]
Discount rate				16.50%	6.00%			4.50%
Discount payment stream				$ 688,000				$ 1,389,000
Effective interest rate				4.75%
Current portion of obligation	19,480,000	2,547,000		2,670,000		13,785,000			3,025,000
Long term portion of obligation	32,552,000	2,670,000				13,236,000			19,316,000
Debt instrument, maturity date			Jun. 18, 2023
Fixed payments							$ 0
Discount rate payment period										5 years